COMPERHENSIVE INCOME (Tables)	6 Months Ended
Jun. 30, 2020
Comperhensive Income Tables Abstract
Schedule of Accumulated Other Comprehensive Income (Loss)

The following tables shows the changes of accumulated other comprehensive income (loss), as of June 30, 2020:

	Six months ended June 30, 2020
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(5,048)	$-	$(5,048)

Other comprehensive income (loss) before reclassifications	(1,653)	147	(1,506)
Amounts reclassified from accumulated other comprehensive income	-	121	121

Net current-period other comprehensive income (loss)	(1,653)	268	(1,385)

Ending balance	$(6,701)	$268	$(6,433)